Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1998

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 15, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON May 14, 1999.

CHECK HERE IF AMENDMENT ( X );  AMENDMENT NUMBER: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) ADDS NEW HOLDINGS ENTRIES
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:            28

Form 13F Information Table Value Total:         $         959,086
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA CORP                   SAILS B 1/100    007942303    18333   767865 SH       DEFINED 03             767865        0        0
AFFILIATED CMNTY BANCORP INC   COM              008188104     2211    56700 SH       DEFINED 03              56700        0        0
AMERICAN BANKERS INS GROUP INC COM              024456105   120938  1875000 SH       DEFINED 03            1875000        0        0
BENEFICIAL CORP                COM              081721102     6216    50000 SH       DEFINED 03              50000        0        0
CBS CORP                       COM              12490K107    27150   800000 SH       DEFINED 03             800000        0        0
CENTRAL & SOUTH WEST CORP      COM              152357109    12131   453500 SH       DEFINED 03             453500        0        0
CIRCON CORP                    COM              172736100     6658   400500 SH       DEFINED 03             400500        0        0
CULLIGAN WTR TECHNOLOGIES INC  COM              230029100    56584   950000 SH       DEFINED 03             950000        0        0
FEDERATED DEPT STORES INC DEL  WT D EX 121901   31410H127    37600  1358900 SH       DEFINED 03                  0        0        0
FIRST AMER BK CORP             COM              318906104     6522    75400 SH       DEFINED 03              75400        0        0
FLORIDA EAST COAST INDS        COM              340632108    13835   124500 SH       DEFINED 03             124500        0        0
FUSION SYSTEMS CORP            CONTGNT PMT RT   361129117      154   820610 SH       DEFINED 03             820610        0        0
GOLDEN ST BANCORP INC          WT EXP  082100   381197128    54352  2048700 SH       DEFINED 03                  0        0        0
ILLINOIS CENT CORP             COM SER A        451841100    47892  1218256 SH       DEFINED 03            1218256        0        0
INTERSTATE HOTELS CO           COM              460886104    36520  1000000 SH       DEFINED 03            1000000        0        0
ITRON INC                      SB NT CV 6.75%04 465741AC0     9947  9440000 SH       DEFINED 03                  0        0  9440000
JACOR COMMUNUNICATIONS INC     WT EXP  091801   469858138    45800  6385966 SH       DEFINED 03                  0        0        0
LCI INTL INC                   COM              501813109    14823   385000 SH       DEFINED 03             385000        0        0
LIMITED INC                    COM              532716107    60885  2122400 SH       DEFINED 03            2122400        0        0
MAGNA GROUP                    COM              559214101     3774    65000 SH       DEFINED 03              65000        0        0
MCI COMMUNICATIONS CORP        COM              552673105   247500  5000000 SH       DEFINED 03            5000000        0        0
METROMAIL CORP NEW             COM              591680103    32894   950000 SH       DEFINED 03             950000        0        0
MID OCEAN LIMITED              ORD CL A         G61061100      961    12400 SH       DEFINED 03              12400        0        0
RAYTHEON CO                    CL A             755111309     4948    87000 SH       DEFINED 03              87000        0        0
SFX BROADCASTING INC           CL A             784174104    35162   361100 SH       DEFINED 03             361100        0        0
SOUTHERN NEW ENGLAND TELECOM   COM              843485103    53359   737900 SH       DEFINED 03             737900        0        0
WILLIAMS COS INC DEL           COM              969457100        0        8 SH       DEFINED 03                  8        0        0
3DO CO                         COM              88553W105     1937   720600 SH       DEFINED 03             720600        0        0
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